Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Unamortized issuance costs	$ 23,000,000			$ 35,000,000
Letters of credit outstanding	$ 13,000,000
Interest deferment period	5 years
Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,250,000,000.00	$ 700,000,000	$ 1,800,000,000.0		$ 1,800,000,000	$ 2,000,000,000
Unamortized issuance costs	$ 10,000,000
Basis spread determined by credit rating	0.45%
Commitment fee percentage	0.30%
Unused capacity under the credit agreement	$ 1,031,000,000
Letters of credit outstanding	$ 24,000,000
Amended and Restated Credit Agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate basis spread	1.45%
Amended and Restated Credit Agreement | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Variable rate basis spread	0.50%
Amended and Restated Credit Agreement | London Interbank Offered Rate (LIBOR) Market Index [Member]
Debt Instrument [Line Items]
Variable rate basis spread	1.00%
Amended and Restated Credit Agreement | Minimum
Debt Instrument [Line Items]
Maximum leverage ratio	1.0
Temporary maximum leverage ratio post-acquisition	1.0
Amended and Restated Credit Agreement | Maximum
Debt Instrument [Line Items]
Maximum leverage ratio	5.0
Temporary maximum leverage ratio post-acquisition	5.5
Amended and Restated Credit Agreement | Pro Forma
Debt Instrument [Line Items]
Unused capacity under the credit agreement	$ 970,000,000